Note 14 - Goodwill (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Goodwill percentage of total assets	31.00%	36.00%
Bottom of range [member]
Statement Line Items [Line Items]
Growth rate	3.00%
Top of range [member]
Statement Line Items [Line Items]
Growth rate	5.30%